Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Earnings per share	7. Earnings per share
Basic and diluted earnings per share are calculated as the ratio of net profit or loss attributable to shareholders of the Parent Company by the weighted average number of outstanding shares (basic and diluted) of the Company.
The following table summarizes the amounts used to calculate basic and diluted earnings per share:

	For the six months ended June 30,
(€ thousands)	2025	2024
Profit attributable to shareholders of the Parent Company	43,083	25,085

Weighted average number of shares for basic earnings per share	253,023,790	250,630,556
Adjustments for calculation of diluted earnings per share:
Long-term incentive awards (1)	1,571,887	1,511,264
CEO share awards (2)	751,622	920,879
Non-executive directors remuneration in shares (3)	180,713	136,214
Weighted average number of shares for diluted earnings per share	255,528,012	253,198,913

Basic earnings per share in €	0.17	0.10
Diluted earnings per share in €	0.17	0.10

For the six months ended June 30, 2025 and 2024, the diluted weighted average number of shares outstanding was increased to take into consideration the effect of potential ordinary shares relating to equity awards granted by the Group, to the extent they are dilutive. All potential ordinary shares are assumed to be converted into ordinary shares at the beginning of the period, except for new potential ordinary shares during the period, which are considered from their grant date. The adjustments for the calculation of the weighted average number of shares for diluted earnings per share are further explained below. For additional information see also Note 20 — Share-based payments.
(1)Long-Term Incentive Awards — Potential ordinary shares of the Company represented by performance share units (“PSUs”) and retention restricted share units (“RSUs”) granted to the Group’s senior management (the “Senior Management Team”) and other employees of the Group, which in the case of the PSUs are considered to be potential ordinary shares if the related performance conditions would have been met based on the Group’s performance up to the reporting date, and in the case of the RSUs are considered to be potential ordinary shares if the recipient was still employed by the Group at the reporting date.
(2)CEO share awards — Potential ordinary shares of the Company from (i) the exercise of share purchase rights of all or part of the CEO’s fixed remuneration and (ii) PSUs granted to the CEO, which are considered to be potential ordinary shares if the related performance conditions would have been met based on the Group’s performance up to the reporting date.
(3)Non-executive directors remuneration in shares — Potential ordinary shares of the Company granted to the non-executive directors for 50% of their annual base remuneration for services provided, which are delivered to the non-executive directors in the second year subsequent to the year in which the services were provided.